Organization and Basis of Presentation - Schedule of Major Subsidiaries,VIEs and VIEs' Subsidiaries (Details)	12 Months Ended
Dec. 31, 2020
Subsidiaries | Beijing QIYI Century Science & Technology Co., Ltd. ("Beijing QIYI Century")
Organization And Basis Of Presentation [Line Items]
Effective interest held	100.00%
Subsidiaries | iQIYI HK Limited (“QIYI HK”, formerly known as Qiyi.com HK Limited)
Organization And Basis Of Presentation [Line Items]
Effective interest held	100.00%
Subsidiaries | iQIYI Media Limited
Organization And Basis Of Presentation [Line Items]
Effective interest held	100.00%
Subsidiaries | iQIYI Film Group HK Limited
Organization And Basis Of Presentation [Line Items]
Effective interest held	100.00%
Subsidiaries | Beijing iQIYI New Media Science & Technology Co., Ltd. ("iQIYI New Media")
Organization And Basis Of Presentation [Line Items]
Effective interest held	100.00%
Subsidiaries | Skymoons Inc.
Organization And Basis Of Presentation [Line Items]
Effective interest held	100.00%
Subsidiaries | Special (Hong Kong) Co., Ltd.
Organization And Basis Of Presentation [Line Items]
Effective interest held	80.00%
Subsidiaries | Shanghai iQIYI Network & Technology Co., Ltd.
Organization And Basis Of Presentation [Line Items]
Effective interest held	100.00%
Subsidiaries | Beijing iQIYI Interactive Technology Co., Ltd.
Organization And Basis Of Presentation [Line Items]
Effective interest held	100.00%
Subsidiaries | iQIYI International Singapore Pte, Ltd.
Organization And Basis Of Presentation [Line Items]
Effective interest held	100.00%
Subsidiaries | Beijing QIYI Century Science & Technology Co., Ltd. ("Beijing QIYI Century")
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	PRC
Date of Establishment/Acquisition	Mar. 08, 2010
Subsidiaries | iQIYI HK Limited (“QIYI HK”, formerly known as Qiyi.com HK Limited)
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Hong Kong
Date of Establishment/Acquisition	Apr. 14, 2011
Subsidiaries | iQIYI Media Limited
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Cayman
Date of Establishment/Acquisition	May 26, 2017
Subsidiaries | iQIYI Film Group HK Limited
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Hong Kong
Date of Establishment/Acquisition	Jun. 12, 2017
Subsidiaries | Beijing iQIYI New Media Science & Technology Co., Ltd. ("iQIYI New Media")
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	PRC
Date of Establishment/Acquisition	Jul. 27, 2017
Subsidiaries | Skymoons Inc.
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Cayman
Date of Establishment/Acquisition	Jul. 17, 2018
Subsidiaries | Special (Hong Kong) Co., Ltd.
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Hong Kong
Date of Establishment/Acquisition	Jul. 17, 2018
Subsidiaries | Shanghai iQIYI Network & Technology Co., Ltd.
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	PRC
Date of Establishment/Acquisition	Sep. 06, 2018
Subsidiaries | Beijing iQIYI Interactive Technology Co., Ltd.
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	PRC
Date of Establishment/Acquisition	Jan. 31, 2019
Subsidiaries | iQIYI International Singapore Pte, Ltd.
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	Singapore
Date of Establishment/Acquisition	Feb. 11, 2020
Variable Interest Entities | Shanghai iQIYI Culture Media Co., Ltd. ("Shanghai iQIYI")
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	PRC
Date of Establishment/Acquisition	Dec. 19, 2012
Variable Interest Entities | Beijing iQIYI Science & Technology Co., Ltd. ("Beijing iQIYI"; formerly known as Beijing Xinlian Xinde Advertisement Media Co., Ltd.)
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	PRC
Date of Establishment/Acquisition	Nov. 23, 2011
Variable Interest Entities | Shanghai Zhong Yuan Network Co., Ltd. ("Shanghai Zhong Yuan")
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	PRC
Date of Establishment/Acquisition	May 11, 2013
Variable Interest Entities | iQIYI Pictures (Beijing) Co., Ltd. ("iQIYI Pictures")
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	PRC
Date of Establishment/Acquisition	Dec. 31, 2014
Variable Interest Entities | Beijing iQIYI Intelligent Entertainment Technology Co., Ltd. ("Intelligent Entertainment", formerly known as Beijing iQIYI Cinema Management Co., Ltd.)
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	PRC
Date of Establishment/Acquisition	Jun. 28, 2017
Variable Interest Entities | Chengdu Skymoons Interactive Network Game Co., Ltd.("Skymoons Interactive")
Organization And Basis Of Presentation [Line Items]
Place of Incorporation	PRC
Date of Establishment/Acquisition	Jul. 17, 2018